Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 449,863	$ 461,799
Accumulated Amortization	(384,780)	(374,471)
Net Book Value	65,083	87,328
Developed technology [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	286,888	299,100
Accumulated Amortization	(256,861)	(252,136)
Net Book Value	30,027	46,964
Patents [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	16,722	15,142
Accumulated Amortization	(8,145)	(7,067)
Net Book Value	8,577	8,075
Trademarks and trade names [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	26,019	25,991
Accumulated Amortization	(20,829)	(19,966)
Net Book Value	5,190	6,025
Customer Relationships [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	101,745	102,936
Accumulated Amortization	(80,456)	(76,813)
Net Book Value	21,289	26,123
Computer Software, Intangible Asset [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	18,489	18,630
Accumulated Amortization	(18,489)	(18,489)
Net Book Value		$ 141